Unaudited Interim Condensed Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common stock	Additional paid-in capital	Accumulated other comprehensive loss	Treasury stock	Accumulated deficit	Total
Balance at Dec. 31, 2019	$ 350,192	$ 416,841,494	$ 0	$ (15,348,909)	$ (75,787,009)	$ 326,055,768
Balance (in shares) at Dec. 31, 2019	33,097,831
Issue of common stock	$ 1,875	(1,875)	0	0	0	0
Issue of common stock (in shares)	187,424
Share-based compensation	$ 0	1,630,703	0	0	0	1,630,703
Payment of dividend	0	(1,659,308)	0	0	0	(1,659,308)
Changes in unrealized loss on cash flow hedges	0	0	(773,419)	0	0	(773,419)
Income (Loss) for the period	0	0	0	0	20,102,204	20,102,204
Balance at Jun. 30, 2020	$ 352,067	416,811,014	(773,419)	(15,348,909)	(55,684,805)	345,355,948
Balance (in shares) at Jun. 30, 2020	33,285,255
Balance at Mar. 31, 2020	$ 351,469	415,934,903	0	(15,348,909)	(69,268,328)	331,669,135
Balance (in shares) at Mar. 31, 2020	33,225,535
Issue of common stock	$ 598	(598)	0	0	0	0
Issue of common stock (in shares)	59,720
Share-based compensation	$ 0	876,709	0	0	0	876,709
Changes in unrealized loss on cash flow hedges	0	0	(773,419)	0	0	(773,419)
Income (Loss) for the period	0	0	0	0	13,583,523	13,583,523
Balance at Jun. 30, 2020	$ 352,067	416,811,014	(773,419)	(15,348,909)	(55,684,805)	345,355,948
Balance (in shares) at Jun. 30, 2020	33,285,255
Balance at Dec. 31, 2020	$ 352,067	418,180,983	(729,135)	(15,635,765)	(81,833,204)	320,334,946
Balance (in shares) at Dec. 31, 2020	33,186,603
Issue of common stock	$ 11,772	5,308,228	0	0	0	5,320,000
Issue of common stock (in shares)	1,177,281
Share-based compensation	$ 0	1,140,365	0	0	0	1,140,365
Changes in unrealized loss on cash flow hedges	0	0	585,112	0	0	585,112
Income (Loss) for the period	0	0	0	0	(16,703,538)	(16,703,538)
Balance at Jun. 30, 2021	$ 363,839	424,629,576	(144,023)	(15,635,765)	(98,536,742)	310,676,885
Balance (in shares) at Jun. 30, 2021	34,363,884
Balance at Mar. 31, 2021	$ 353,554	418,698,007	(140,695)	(15,635,765)	(90,329,667)	312,945,434
Balance (in shares) at Mar. 31, 2021	33,335,373
Issue of common stock	$ 10,285	5,309,715	0	0	0	5,320,000
Issue of common stock (in shares)	1,028,511
Share-based compensation	$ 0	621,854	0	0	0	621,854
Changes in unrealized loss on cash flow hedges	0	0	(3,328)	0	0	(3,328)
Income (Loss) for the period	0	0	0	0	(8,207,075)	(8,207,075)
Balance at Jun. 30, 2021	$ 363,839	$ 424,629,576	$ (144,023)	$ (15,635,765)	$ (98,536,742)	$ 310,676,885
Balance (in shares) at Jun. 30, 2021	34,363,884